Variable Interest Entity (“VIE”)	12 Months Ended
Dec. 31, 2021
Nature of business and organization [Abstract]
Variable interest entity ("VIE")

Note 3 — Variable interest entity (“VIE”)

WiMi WFOE entered into Contractual Arrangements with Beijing WiMi on November 6, 2018. The Contractual Arrangements were terminated on December 18, 2020, and WiMi WFOE entered into another Contractual Arrangements with Beijing WiMi on the same day, under which WiMi WFOE maintains effective control of Beijing WiMi. The significant terms of these Contractual Arrangements are summarized in “Note 1 — Nature of business and organization” above. As a result, the Company classifies Beijing WiMi as VIE which should be consolidated based on the structure as described in Note 1.

Shenzhen Weiyixin entered into Contractual Arrangements with Shenzhen Yitian on December 24, 2020. The significant terms of these Contractual Arrangements are summarized in “Note 1 — Nature of business and organization” above. As a result, the Company classifies Shenzhen Yitian as VIE which should be consolidated based on the structure as described in Note 1.

A VIE is an entity that has either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary and must consolidate the VIE.

i)       Beijing WiMi

WiMi WFOE is deemed to have a controlling financial interest and be the primary beneficiary of Beijing WiMi because it has both of the following characteristics:

(1)    The power to direct activities at Beijing WiMi that most significantly impact such entity’s economic performance, and

(2)    The right to receive benefits from Beijing WiMi that could potentially be significant to such entity.

Pursuant to the Contractual Arrangements, Beijing WiMi pays service fees equal to all of its net income to WiMi WFOE. The Contractual Arrangements are designed so that Beijing WiMi operate for the benefit of WiMi WFOE and ultimately, the Company.

Accordingly, the accounts of Beijing WiMi is consolidated in the accompanying financial statements. In addition, its financial positions and results of operations are included in the Company’s financial statements. Under the VIE Arrangements, the Company has the power to direct activities of Beijing WiMi and can have assets transferred out of Beijing WiMi. Therefore, the Company considers that there is no asset in Beijing WiMi that can be used only to settle obligations of Beijing WiMi, except for registered capital and PRC statutory reserves, if any. As Beijing WiMi is incorporated as limited liability company under the Company Law of the PRC, creditors of the Beijing WiMi do not have recourse to the general credit of the Company for any of the liabilities of Beijing WiMi.

ii)      Shenzhen Yitian

Shenzhen Weiyixin is deemed to have a controlling financial interest and be the primary beneficiary of Shenzhen Yitian because it has both of the following characteristics:

(1)    The power to direct activities at Shenzhen Yitian that most significantly impact such entity’s economic performance, and

(2)    The right to receive benefits from Shenzhen Yitian that could potentially be significant to such entity.

Pursuant to the Contractual Arrangements, Shenzhen Yitian pays service fees equal to all of its net income to Shenzhen Weiyixin. The Contractual Arrangements are designed so that Shenzhen Yitian operate for the benefit of Shenzhen Weiyixin and ultimately, the Company.

Accordingly, the accounts of Shenzhen Yitian were consolidated in the accompanying financial statements as subsidiary of Beijing WiMi up to December 24, 2020 and as VIE of Shenzhen Weiyixin from December 24, 2020 forward. Under the VIE Arrangements, the Company has the power to direct activities of Shenzhen Yitian and can have assets transferred out of Shenzhen Yitian. Therefore, the Company considers that there is no asset in Shenzhen Yitian that can be used only to settle obligations of Shenzhen Yitian, except for registered capital and PRC statutory reserves, if any. As Shenzhen Yitian is incorporated as limited liability company under the Company Law of the PRC, creditors of the Shenzhen Yitian do not have recourse to the general credit of the Company for any of the liabilities of Shenzhen Yitian.

The carrying amount of the VIEs’ consolidated assets and liabilities are as follows:

	December 31, 2020	December 31, 2021	December 31, 2021
	RMB	RMB	USD
Current assets	124,531,422	82,728,636	12,975,616
Property and equipment, net	362,130	24,385,762	3,824,798
Other noncurrent assets	472,662,535	493,404,511	77,388,289
Total assets	597,556,087	600,518,909	94,188,703
Total liabilities	(258,081,528)	(614,667,803)	(96,407,893)
Net assets	339,474,559	(14,148,894)	(2,219,190)
	December 31, 2020	December 31, 2021	December 31, 2021
	RMB	RMB	USD
Current liabilities:
Accounts payable	24,921,108	15,072,302	2,364,023
Deferred revenues	10,475,681	9,713,168	1,523,467
Other payables and accrued liabilities	4,287,545	9,240,553	1,449,339
Other payables – related parties	—	12,725,539	1,995,944
Current portion of shareholder loans	62,244,928	20,000,000	3,136,910
Operating lease liabilities	366,794	108,556	17,027
Taxes payable	9,452,749	5,858,717	918,914
Intercompany payable*	122,842,378	474,812,478	74,472,211
Total current liabilities	234,591,183	547,531,313	85,877,835
Non-current shareholder loan	22,016,710	67,136,490	10,530,058
Operating lease liabilities – noncurrent	120,033	—	—
Deferred tax liabilities, net	1,353,602	—	—
Total liabilities	258,081,528	614,667,803	96,407,893

*        Intercompany balances will be eliminated upon consolidation.

The summarized operating results of the VIE’s are as follows:

	For the year ended December 31, 2019	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2021
	RMB	RMB	RMB	USD
Operating revenues	319,181,424	336,709,317	202,340,230	31,736,159
Gross profit	173,013,581	122,273,631	30,883,606	4,843,955
Income (loss) from operations	122,754,439	55,174,632	(25,262,236)	(3,962,269)
Net income (loss)	110,135,996	46,233,277	(159,401,372)	(25,001,392)

The summarized statements of cash flow of the VIE’s are as follows:

	For the year ended December 31, 2019	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2021
	RMB	RMB	RMB	USD
Net cash provided by operating activities	193,845,889	127,238,346	44,560,277	6,989,080
Net cash used in investing activities	(126,445,437)	(109,815,861)	(49,269,310)	(7,727,671)
Net cash (used in) provided by financing activities	(40,770,037)	(50,000)	2,929,456	459,472
Effect of exchange rate on cash and cash equivalents	(327,988)	1,479,386	(1,061,729)	(166,527)
Net increase in cash and cash equivalents	26,302,427	18,851,871	(2,841,306)	(445,646)
Cash and cash equivalents, beginning of year	14,095,423	40,397,850	59,249,721	9,293,053
Cash, cash equivalents and restricted cash, end of year	40,397,850	59,249,721	56,408,415	8,847,407

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the parent company balance sheets that sum to the total of the same amounts shown in the parent company statements of cash flows:

	For the Years Ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
Cash and cash equivalents	40,397,850	59,249,721	55,965,855	8,777,993
Restricted cash	—	—	442,560	69,414
Total cash, cash equivalents and restricted cash	40,397,850	59,249,721	56,408,415	8,847,407